Commitments and Contingencies - Future Minimum Lease Payments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Operating Leased Assets [Line Items]
2027	₨ 27,615.2	$ 294.3
2028	27,023.1	288.0
2029	26,292.1	280.2
2030	25,144.2	268.0
2031	23,263.7	247.9
Thereafter	127,384.2	1,357.6
Total lease payments	256,722.5	2,736.0
Less: imputed interest	82,164.5	875.9
Total operating lease liabilities	₨ 174,558.0	$ 1,860.4	₨ 153,929.8
Weighted average remaining lease term (in years)	10 years	10 years
Weighted average discount rate	7.15%	7.15%